RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended					12 Months Ended				0 Months Ended	6 Months Ended	12 Months Ended			0 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2013 Investment Notes	Sep. 30, 2012 Investment Notes	Sep. 30, 2013 CBD	Sep. 30, 2012 CBD	Sep. 30, 2011 CBD	Jun. 30, 2013 CBD MCB	Mar. 31, 2013 CBD Monthly servicing for outstanding principal	Sep. 30, 2013 CBD Monthly servicing for outstanding principal	Sep. 30, 2013 CBD Monthly servicing for outstanding principal	Sep. 30, 2012 CBD Monthly servicing for outstanding principal	Sep. 30, 2011 CBD Monthly servicing for outstanding principal	Jun. 21, 2013 CBD Monthly relationship fee for each loan owned at the prior fiscal year end	Sep. 30, 2013 CBD Monthly relationship fee for each loan owned at the prior fiscal year end	Sep. 30, 2013 CBD Monthly relationship fee for each loan owned at the prior fiscal year end	Sep. 30, 2012 CBD Monthly relationship fee for each loan owned at the prior fiscal year end	Sep. 30, 2011 CBD Monthly relationship fee for each loan owned at the prior fiscal year end	Sep. 30, 2013 MCFC	Sep. 30, 2012 MCFC	Sep. 30, 2011 MCFC	Sep. 30, 2013 MCFC Monthly cost sharing to MCFC	Sep. 30, 2012 MCFC Monthly cost sharing to MCFC	Sep. 30, 2011 MCFC Monthly cost sharing to MCFC	Sep. 30, 2013 Thomas H. Holcom, Jr. and family Investment Notes	Sep. 30, 2012 Thomas H. Holcom, Jr. and family Investment Notes	Sep. 30, 2013 Carol Jackson Investment Notes	Sep. 30, 2012 Carol Jackson Investment Notes
Related party transactions
Amount held by related parties	$ 63,907,784	$ 67,428,441																								$ 549,713	$ 843,292	$ 585,906	$ 541,250
Weighted interest rate (as a percent)				9.15%	9.06%																					5.82%		8.25%
Loan purchasing:
Loans purchased from CBD	235,076,964	239,616,353	251,013,073			235,076,964	239,616,353	251,013,073
Management and record keeping services:
Total management and record keeping services	36,815,003	39,655,079	39,532,624									31,381,573	33,820,834	33,609,257			4,759,230	5,084,245	5,173,367				674,200	750,000	750,000
Other transactions:
Fees paid to CBD in connection with loans purchased ($30.00 each loan purchased)						3,401,220	3,276,540	3,630,526
Fees paid for each loan purchased						30.00	30.00	30.00
Tax payments to MCFC	7,431,763	9,844,816	13,727,467																	7,431,763	9,844,816	13,727,467
Dividends paid to MCFC	24,618,033	6,773,313	8,845,387																	24,618,033	6,773,313	8,845,387
Expenses reimbursed to MCFC																				979,300	745,932	472,776
Total other transactions	36,430,316	20,640,601	26,676,156
Additional disclosures
Service expense expressed as a percentage of outstanding principal										0.70%	0.68%
Service expense for each loan owned at prior fiscal year end															2.82	2.82
Maximum amount as annual service expense																							750,000	750,000	750,000
Maximum annual expenses reimbursed																				1,640,000
Additional percentage of maximum annual expenses reimbursed																				7.00%
Litigation expenses accrued									$ 5,000,000